Taxation (Tables)	6 Months Ended
Jun. 30, 2026
Taxation [Abstract]
Schedule of Loss Before Provision for Income Taxes

Loss before provision for income taxes is attributable to the following geographic locations:

Continuing operations

	For the six months ended June 30,
	2025	2026
	RMB	RMB
PRC	(9)	(165,905)
Foreign	28,178	(24,981)
Total (loss)/income from continuing operations before income taxes	28,169	(190,886)

Schedule of Reconciliation of the Differences Between the Statutory Income Tax Rate

The following table presents a reconciliation of the differences between the statutory income tax rate and the Company’s effective income tax rate for the six months ended June 30, 2025 and 2026:

Continuing operations

	For the six months ended June 30,
	2025	2026
	%	%
Statutory income tax rate of the PRC*	25.0	25.0
Permanent differences	-	-
Change in valuation allowance	(5.0)	(4.6)
Effect of preferential tax rate	(20.0)	(20.4)
Effective income tax rate	-	-

*	The Company is incorporated in the Cayman Islands, where the statutory income tax rate is 0%. However, the Group has its most significant operations and substantially all of the Group's pre-tax loss is attributable to its PRC operations . The Group has determined the PRC to be its principal tax jurisdiction and uses the PRC statutory income tax rate of 25% as the starting point in the rate reconciliation, as the Group believes this provides the most meaningful presentation of the factors affecting its consolidated effective tax rate.